Significant Events In The Reporting Period	6 Months Ended
Jun. 30, 2020
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Significant Events In The Reporting Period [Text Block]
Note 4—Significant Events in the Reporting Period
Submission of Biologic License Application (“BLA”)
On June 25, 2020, the Company submitted a BLA to U.S. Food and Drug Administration, or the FDA, for TransCon hGH to treat pediatric growth hormone deficiency
. In order to accommodate estimated market demands, and due to the lead time of manufacturing, the Company has initiated manufacturing of inventories prior to obtaining marketing approvals
(“pre-launch
inventories”). Please refer to Note 3 regarding description of critical accounting judgments on pre-launch
inventories.
In addition, the Company has continued building up the commercial organization, including ensuring proper IT systems are in place to support the commercial launch of TransCon hGH.
Impact from
COVID-19
pandemic
As reported in the audited consolidated financial statements as of and for the year ended December 31, 2019, a novel strain of coronavirus,
(“COVID-19”),
was reported to have surfaced in Wuhan, China, in December 2019. Since then,
COVID-19
has spread around the world into a pandemic, including into countries where we are operating from, where we have planned or have ongoing clinical trials, and where we rely on third parties to manufacture preclinical and clinical supplies, as well as commercial supply.
The
COVID-19
pandemic may negatively impact our business in many ways. There is a potential evolving impact on the conduct of clinical trials of our product candidates, and any challenges which may arise, may lead to difficulties in meeting protocol-specified procedures. In addition, while we rely on third parties to manufacture preclinical and clinical supplies and materials, we can potentially experience delays in providing sufficient supplies according to our planned and ongoing clinical trials. Further, if our product candidates are approved, we will need to secure sufficient manufacturing capacity with our third-party manufacturers to produce the quantities necessary to meet anticipated market demand.
To minimize the risk of spread of
COVID-19,
we have taken precautionary measures within our organization, including encouraging our employees to work remotely, reducing travel activity, and minimizing face-to-face
meetings. To accommodate efficient procedures for financial reporting, including internal controls, we have, also before the pandemic, structured our work environment, enabling employees to perform their tasks remotely. Accordingly, it has not been necessary to make material changes to internal control over financial reporting due to the pandemic.
As of the reporting date we have not identified significant
COVID-19
related disruptions to our business, including clinical trial operations, or identified any of our third-party manufacturers not being able to meet their obligations. In addition, no significant transactions, as a result of
COVID-19,
have been recognized during the first six months of 2020.
However, while the global outbreak of
COVID-19
continues to evolve, the extent to which
COVID-19
impacts our business will depend on the future development, which is highly uncertain and cannot be reliably predicted. Obviously, while
COVID-19
continue to impact the world in several aspects, the development is monitored closely by management, including any impact this may have on the financial performance and financial position.